Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

The following table details property and equipment, less accumulated depreciation (dollars in thousands):

	September 30, 2024	December 31, 2023
Computers and equipment	$258	$276
Furniture and fixtures	152	152
Improvements	186	171
Internal-use software development	1,101	-
Total property and equipment	1,697	599
Less: accumulated depreciation	(397)	(293)
Net property and equipment	$1,300	$306

The following table details property and equipment, less accumulated depreciation (dollars in thousands):

	December 31,
	2023	2022
Buildings	$-	$1,360
Computers and equipment	276	247
Furniture and fixtures	152	149
Improvements	171	164
Total property and equipment	599	1,920
Less: accumulated depreciation	(293)	(224)
Net property and equipment	$306	$1,696